ORDINARY SHARES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May. 16, 2011
Schedule of Capitalization, Equity [Line Items]
Preference share, shares outstanding					104,572
Convertible preferred stock, shares issued upon conversion					10,457,195
Ordinary shares outstanding aftger stock split during period					17,322,805
Ordinary share, shares outstanding	27,780,000	27,780,000	27,780,000	27,780,000	27,780,000
Victor Score Limited [Member] | Share Exchange Agreement [Member] | Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Stock issued	$ 104,572
Victor Score Limited [Member] | Share Exchange Agreement [Member] | Common Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Stock issued	$ 32,839,910